DEAN WITTER JAPAN FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                        10048
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1997

DEAR SHAREHOLDER:

The six-month period ended November 30, 1997, witnessed an extraordinary and difficult period for the markets of Japan. Currency and economic crises in Asia, ongoing financial and political scandals at home, headline bankruptcies that prompted fears of a banking collapse, growing evidence of a slowing economy and falling corporate profits have combined to push sentiment to extremely depressed levels. The Nikkei has reacted by falling steadily from just below 21,000 in late June, to just below 15,000 by mid-November. Stock and sector movements have been volatile, especially in the financial sector, with 100 percent stock market price swings within a few days not uncommon. The market has also been extremely sensitive to political comments, many of which have been confusing and often contradictory.

The period began with analysts predicting a fifth successive year of strong profit growth and, in June, the quarterly Tankan survey of business sentiment released by the Bank of Japan was unexpectedly positive. Foreigners became net buyers, spurred on by renewed optimism in Japan and continuing strength on Wall Street. However, the currency remained volatile, reacting to a barrage of comments from U.S. Deputy Treasury Secretary Lawrence Summers and Japan's Vice Minister for international affairs, Eisuke Sakakibara.

Through July, the Nikkei, supported by continued interest in high-tech companies and by general strength in the U.S. market, held around 20,000. However, the stock prices of Nomura Securities and Daiichi Kangyo Bank were heavily hit following revelations that managers at these companies had been involved with criminal organizations. This added to a growing mistrust of the financial sector and a realization of the true level of bad debts burdening that sector. Cracks also began to emerge in the construction sector where Tokai Kogyo and Tada Corp, two medium-sized operators, declared bankruptcy. In the face of these problems, the yen weakened and the yield gap with the United States widened.

DEAN WITTER JAPAN FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1997, CONTINUED

Recognition that the economic recovery was stalling and that consumption was in a trough saw the Nikkei fall over 10 percent in August (the largest drop since November 1993). This weakness was compounded by a fall of more than 7 percent on Wall Street and a sharp drop in many Asian markets. Foreigners became net sellers, tech stocks stumbled and yet another mid-sized construction company went bust. Meanwhile, the OTC (small companies) index recorded its thirty-third consecutive down day and hit its lowest level since the collapse of the market in 1990. This weakness contributed to the yen falling below 120 U.S. dollars by the end of August.

Market sentiment remained subdued through September, with foreigners continuing to be net sellers, and only the firmness of blue-chip exporters, which benefited from a weak yen, and a rebound in the United States, kept the Nikkei around 18,000. The weak economy moved the benchmark ten-year government bond yield to
1.86 percent on September 30.

Economic statistics through October showed further slowdown. Companies, especially those geared to the domestic economy, began reporting earnings downgrades, while the ruling Liberal Democratic Party's economic stimulus plan was dismissed by the market as muddled and inadequate. On top of this, the September Tankan survey was much worse than expected. The dramatic collapse of the Hong Kong market finally drove the Nikkei from 17,000 toward 16,000. On October 31, the government bond yield, at 1.575 percent, was lower than that reached by the U.S. Treasury Bond during the Great Depression. Concerns were raised about Japanese banks' loan exposure to Asia, and with the market around 16,000, the realization that a large number of major banks and life insurers had lost their unrealized gains on securities further depressed sentiment.

In November, fears of a financial meltdown were heightened by a series of widely reported closures, especially those of Yamaichi Securities (the biggest post-war brokerage failure in Japan), Hokkaido Takushoku Bank and a number of smaller securities houses closing overseas offices. The Liberal Democratic Party's second economic package on November 14 was again perceived to be ineffective and the Nikkei fell to 15,000 for the first time in 28 months. After a series of contradictory statements that caused violent reactions in the market, Prime Minister Ryutaro Hashimoto finally instructed the Liberal Democratic Party to consider countermeasures for the bad debt problem, stabilizing the Nikkei above 16,000 and thus leaving November as one of the most remarkable months in Japanese post-war financial history. The market remained highly nervous as participants awaited news of a plan of action by the government. Prime Minister Hashimoto's December 16 announcement of a large income-tax cut as well as a 10 trillion yen package of government funds aimed at bolstering confidence in Japan's financial system, sent the market higher the next day by 3.5 percent.

DEAN WITTER JAPAN FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1997, CONTINUED

FUND PERFORMANCE

As one can imagine from the foregoing, the past six months have been extremely difficult for investors in Japan. For the six-month period ended November 30, 1997, Dean Witter Japan Fund returned -19.57 percent versus -20.16 percent for the Morgan Stanley Capital International Japan Index and -17.95 percent for the Lipper Japanese Funds Average. The Fund's underweighting in the financial sector, which has continued to underperform, as well as its large underweightings in domestic industries, such as chemical and steel where the operating environment is still deteriorating, helped to protect the Fund from the heavy losses that these industries endured over the period. The Fund has also been helped by excellent share performance from blue-chip companies such as Sony Corp., Rohm Co. Ltd., Bridgestone Corp. and Canon, Inc., that continue to benefit from superior technology, transparency of earnings and depreciation of the yen versus most major currencies. Other positive contributions have come from the Fund's positions in strong growth areas related to telecommunications as well as turnaround situations such as those seen in the larger real-estate companies.

OUTLOOK

Against this confusing and volatile backdrop a number of points are clear:
Japanese economic growth will slow, corporate profits will be reduced and Asian countries will become more competitive. The temptation for Korea and Taiwan to export their way out of difficulty will be very high and competition will be intense in steel, semi-conductors, chemicals, textiles and ship building -- all vital areas for Japan. Over the next few months, the market will almost certainly remain volatile. Investors are nervous and much of the government's response has been long on rhetoric and short on substance. However, the government's 30 trillion yen (250 billion dollars) financial stabilization package announced by Hashimoto could well mark a turning point in Japan's markets. If the government is perceived to be committed to change and fiscal stimulation, the markets may very well rebound over the next year.

Taking a longer-term view (the next 18 months to two years) the case for Japan is still firmly in place. The ongoing process of deregulation is likely to force many companies that have been protected to restructure and become much more effective and shareholder friendly. Valuation levels are extremely supportive; in fact, a number of Japanese companies now have more net cash on their balance sheets than their market capitalization, creating opportunities in a more deregulated

DEAN WITTER JAPAN FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1997, CONTINUED

environment for merger and acquisition activity. We may even see the first contested takeover in Japan which, if it were to happen, would have a dramatic impact on a market where 40 percent of stocks are now trading at or below book value.

In summary, we believe that Japanese equities will remain very volatile over the short term and an investment in Japanese stocks is, as in the past, one for long-term investors. At the same time, we continue to believe that some exposure to Japan provides appropriate diversification for many U.S. investors and there continue to be significant reasons to be positive about this market and about the investment prospects for Dean Witter Japan Fund.

We appreciate your support during this challenging period and look forward to continuing to serve your investment needs and objectives.

Sincerely,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER JAPAN FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997 (UNAUDITED)

   NUMBER OF
    SHARES                                                                                                            VALUE
-------------------------------------------------------------------------------------------------------------------------------
                 COMMON STOCKS (92.2%)
                 AUTOMOBILES (6.2%)
        266,000  Bridgestone Corp................................................................................  $  5,774,451
        413,000  Mitsubishi Motors Corp..........................................................................     1,417,665
        212,000  Nissan Motor Co., Ltd...........................................................................       922,100
        164,000  Suzuki Motor Co., Ltd...........................................................................     1,786,520
                                                                                                                   ------------
                                                                                                                      9,900,736
                                                                                                                   ------------
                 BANKING (4.4%)
        300,000  Bank of Tokyo-Mitsubishi Ltd....................................................................     4,349,530
        126,000  Mitsubishi Trust & Banking......................................................................     1,678,683
        147,000  Sumitomo Trust & Banking........................................................................       970,016
                                                                                                                   ------------
                                                                                                                      6,998,229
                                                                                                                   ------------
                 BUILDING & CONSTRUCTION (0.7%)
        134,000  National House Industrial.......................................................................     1,071,160
                                                                                                                   ------------
                 BUSINESS & PUBLIC SERVICES (4.1%)
         27,000  Asatsu Inc......................................................................................       469,749
        134,000  Mitsubishi Logistic.............................................................................     1,533,229
         72,000  Secom Co........................................................................................     4,514,107
                                                                                                                   ------------
                                                                                                                      6,517,085
                                                                                                                   ------------
                 BUSINESS EQUIPMENT (1.7%)
        230,000  Ricoh Co., Ltd..................................................................................     2,775,861
                                                                                                                   ------------
                 CHEMICALS (6.2%)
        660,000  Asahi Chemical Industrial Co., Ltd..............................................................     2,844,828
        262,000  Nippon Zeon Co., Ltd............................................................................       714,546
        265,000  Shin-Etsu Chemical Co...........................................................................     6,292,712
                                                                                                                   ------------
                                                                                                                      9,852,086
                                                                                                                   ------------
                 ELECTRICAL EQUIPMENT (17.4%)
        328,000  Canon, Inc......................................................................................     7,917,241
        536,000  Hitachi, Ltd....................................................................................     3,801,567
        308,000  Matsushita Electric Industrial Co., Ltd.........................................................     4,803,448
        162,000  Matsushita Electric Works.......................................................................     1,320,376
        197,000  Omron Corp......................................................................................     3,365,674
         74,100  Sony Corp.......................................................................................     6,329,859
                                                                                                                   ------------
                                                                                                                     27,538,165
                                                                                                                   ------------
                 ELECTRONICS (17.1%)
        441,000  Furukawa Electric Co............................................................................     2,156,614
         35,000  Kyocera Corp....................................................................................     1,689,655
         36,500  Mabuchi Motor Co................................................................................     1,913,676
        222,000  Minebea Co., Ltd................................................................................     2,470,533
         83,000  Murata Manufacturing Co., Ltd...................................................................     2,491,301
        319,000  NGK Insulators, Ltd.............................................................................     2,975,000
         86,000  Olympus Optical Co., Ltd........................................................................       629,499
         78,000  Rohm Co., Ltd...................................................................................     7,702,194

   NUMBER OF
    SHARES                                                                                                            VALUE
-------------------------------------------------------------------------------------------------------------------------------
        384,000  Sumitomo Electric Industries....................................................................  $  5,146,082
                                                                                                                   ------------
                                                                                                                     27,174,554
                                                                                                                   ------------
                 ENGINEERING & CONSTRUCTION (2.0%)
        299,000  Kajima Corp.....................................................................................       984,169
        119,000  Kandenko Co., Ltd...............................................................................       726,497
        126,000  Kinden Corp.....................................................................................     1,431,818
                                                                                                                   ------------
                                                                                                                      3,142,484
                                                                                                                   ------------
                 FINANCIAL SERVICES (1.9%)
         27,000  Japan Associated Finance........................................................................       973,354
        160,000  Nomura Securities Co., Ltd......................................................................     1,981,191
                                                                                                                   ------------
                                                                                                                      2,954,545
                                                                                                                   ------------
                 INSURANCE (2.0%)
        200,000  Sumitomo Marine & Fire..........................................................................     1,010,972
        233,000  Tokio Marine & Fire Insurance Co................................................................     2,209,483
                                                                                                                   ------------
                                                                                                                      3,220,455
                                                                                                                   ------------
                 INTERNATIONAL TRADE (1.3%)
        260,000  Mitsubishi Corp.................................................................................     2,029,467
                                                                                                                   ------------
                 MACHINERY (4.2%)
        169,000  Asahi Diamond Industries Co., Ltd...............................................................       900,627
      1,338,000  Kawasaki Heavy Industries.......................................................................     3,282,085
        587,000  NSK Ltd.........................................................................................     2,433,566
                                                                                                                   ------------
                                                                                                                      6,616,278
                                                                                                                   ------------
                 METALS (1.0%)
        697,000  Mitsubishi Materials Corp.......................................................................     1,573,166
                                                                                                                   ------------
                 PHARMACEUTICALS (3.7%)
        157,000  Banyu Pharmaceutical Co., Ltd...................................................................     1,993,260
        121,000  Sankyo Co., Ltd.................................................................................     3,859,483
                                                                                                                   ------------
                                                                                                                      5,852,743
                                                                                                                   ------------
                 REAL ESTATE (3.0%)
        214,000  Mitsubishi Estate Co., Ltd......................................................................     2,482,132
        223,000  Mitsui Fudosan Co...............................................................................     2,359,326
                                                                                                                   ------------
                                                                                                                      4,841,458
                                                                                                                   ------------
                 RECREATION (1.4%)
         25,600  H.I.S. Co., Ltd.................................................................................       601,881
         50,900  Sony Music Entertainment Inc....................................................................     1,691,348
                                                                                                                   ------------
                                                                                                                      2,293,229
                                                                                                                   ------------
                 RETAIL (4.8%)
         84,900  Family Mart Co., Ltd............................................................................     3,160,462
         78,000  Ito-Yokado Co., Ltd.............................................................................     3,521,003

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER JAPAN FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

   NUMBER OF
    SHARES                                                                                                            VALUE
-------------------------------------------------------------------------------------------------------------------------------
         57,000  York-Benimaru...................................................................................  $    897,884
                                                                                                                   ------------
                                                                                                                      7,579,349
                                                                                                                   ------------
                 RETAIL - DEPARTMENT STORES (0.3%)
         77,000  Isetan..........................................................................................       437,500
                                                                                                                   ------------
                 RETAIL - SPECIALTY (0.3%)
         78,000  Best Denki Co., Ltd.............................................................................       403,448
                                                                                                                   ------------
                 STEEL & IRON (1.3%)
        725,000  Kobe Steel Ltd..................................................................................       693,182
      1,425,000  NKK Corp........................................................................................     1,440,635
                                                                                                                   ------------
                                                                                                                      2,133,817
                                                                                                                   ------------
                 TELECOMMUNICATIONS (4.6%)
            654  DDI Corp........................................................................................     1,998,903
            652  Nippon Telegraph & Telephone Corp...............................................................     5,365,204
                                                                                                                   ------------
                                                                                                                      7,364,107
                                                                                                                   ------------
                 TEXTILES (2.3%)
        352,000  Teijin Ltd......................................................................................       924,138
        266,000  Tokyo Style.....................................................................................     2,710,031
                                                                                                                   ------------
                                                                                                                      3,634,169
                                                                                                                   ------------
                 TRANSPORTATION (0.3%)
        118,000  Tobu Railway Co., Ltd...........................................................................       411,520
                                                                                                                   ------------

                 TOTAL COMMON STOCKS
                 (IDENTIFIED COST $193,221,667)..................................................................   146,315,611
                                                                                                                   ------------

   CURRENCY
   AMOUNT IN
   THOUSANDS
---------------
                 PURCHASED PUT OPTIONS ON FOREIGN CURRENCY (5.3%)
     Y7,354,570  February 10, 1998/YEN 115.82....................................................................     5,289,550
     Y7,363,920  February 10, 1998/YEN 120.72....................................................................     3,059,150
                                                                                                                   ------------

                 TOTAL PURCHASED PUT OPTIONS ON FOREIGN CURRENCY
                 (IDENTIFIED COST $2,878,425)....................................................................     8,348,700
                                                                                                                   ------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                                                                          VALUE
-------------------------------------------------------------------------------------------------------------------------------
                 SHORT-TERM INVESTMENT (a) (2.2%)
                 U.S. GOVERNMENT AGENCY
$         3,500  Federal Home Loan Mortgage Corp. 5.63% due 12/01/97 (AMORTIZED COST $3,500,000).................  $  3,500,000
                                                                                                                   ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $199,600,092) (b)........................................................   99.7 %   158,164,311

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.3         480,127
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 158,644,438
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $15,248,059 and the aggregate gross unrealized depreciation is $56,683,840, resulting in net unrealized depreciation of $41,435,781.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value (identified cost $199,600,092)............................  $158,164,311
Cash..........................................................................................       390,028
Receivable for:
    Dividends.................................................................................       390,914
    Shares of beneficial interest sold........................................................       132,620
    Foreign withholding taxes reclaimed.......................................................        29,006
    Interest..................................................................................         3,909
Deferred organizational expenses..............................................................       140,693
Prepaid expenses..............................................................................        55,331
                                                                                                ------------
     TOTAL ASSETS.............................................................................   159,306,812
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................       295,886
    Investment management fee.................................................................       134,949
    Plan of distribution fee..................................................................       134,904
Organizational expenses.......................................................................         7,090
Accrued expenses..............................................................................        89,545
                                                                                                ------------
     TOTAL LIABILITIES........................................................................       662,374
                                                                                                ------------
     NET ASSETS...............................................................................  $158,644,438
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $235,855,091
Net unrealized depreciation...................................................................   (41,463,447)
Net investment loss...........................................................................    (1,890,445)
Accumulated net realized loss.................................................................   (33,856,761)
                                                                                                ------------
     NET ASSETS...............................................................................  $158,644,438
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................       $27,553
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         3,885
     NET ASSET VALUE PER SHARE................................................................         $7.09
                                                                                                ------------
                                                                                                ------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................         $7.48
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $158,041,915
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    22,346,600
     NET ASSET VALUE PER SHARE................................................................         $7.07
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................      $357,729
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        50,554
     NET ASSET VALUE PER SHARE................................................................         $7.08
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................      $217,241
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        30,623
     NET ASSET VALUE PER SHARE................................................................         $7.09
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997* (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $97,896 foreign withholding tax)............................................  $    515,162
Interest......................................................................................       276,649
                                                                                                ------------

     TOTAL INCOME.............................................................................       791,811
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................     1,105,807
Plan of distribution fee (Class A shares).....................................................            19
Plan of distribution fee (Class B shares).....................................................     1,105,000
Plan of distribution fee (Class C shares).....................................................           677
Transfer agent fees and expenses..............................................................       251,148
Custodian fees................................................................................        77,810
Shareholder reports and notices...............................................................        44,784
Registration fees.............................................................................        39,851
Professional fees.............................................................................        25,758
Organizational expenses.......................................................................        20,736
Trustees' fees and expenses...................................................................         5,423
Other.........................................................................................         5,243
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     2,682,256
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (1,890,445)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
    Investments...............................................................................   (15,756,899)
    Foreign exchange transactions.............................................................      (131,675)
                                                                                                ------------

     NET LOSS.................................................................................   (15,888,574)
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   (26,278,251)
    Translation of other assets and liabilities denominated in foreign
      currencies..............................................................................       (60,887)
                                                                                                ------------

     NET DEPRECIATION.........................................................................   (26,339,138)
                                                                                                ------------

     NET LOSS.................................................................................   (42,227,712)
                                                                                                ------------

NET DECREASE..................................................................................  $(44,118,157)
                                                                                                ------------
                                                                                                ------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX
                                                                              MONTHS ENDED       FOR THE YEAR
                                                                              NOVEMBER 30,          ENDED
                                                                                 1997*           MAY 31, 1997
--------------------------------------------------------------------------------------------------------------

                                                                              (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss........................................................  $  (1,890,445)     $   (4,281,589)
Net realized loss..........................................................    (15,888,574)        (17,458,743)
Net change in unrealized depreciation......................................    (26,339,138)         (5,808,933)
                                                                             --------------     --------------

     NET DECREASE..........................................................    (44,118,157)        (27,549,265)
Net decrease from transactions in shares of beneficial interest............    (36,956,356)         (6,276,032)
                                                                             --------------     --------------

     NET DECREASE..........................................................    (81,074,513)        (33,825,297)

NET ASSETS:
Beginning of period........................................................    239,718,951         273,544,248
                                                                             --------------     --------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $1,890,445 AND $0, RESPECTIVELY)...  $ 158,644,438      $  239,718,951
                                                                             --------------     --------------
                                                                             --------------     --------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to meet its investment objective by investing primarily in securities of issuers located in Japan. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") or Morgan Grenfell Investment Services Limited (the "Sub-Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors);

DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

(4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized

DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $207,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of

DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for the services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $16,255,513 at November 30, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended November 30, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended November 30, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $679,856 and received $1,260 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1997 aggregated $2,220,037 and $35,308,421, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $2,900.

DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                   FOR THE YEAR
                                                                           MONTHS ENDED                     ENDED
                                                                        NOVEMBER 30, 1997                MAY 31, 1997
                                                                   ----------------------------   --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................        3,885   $       33,351       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    4,441,457       38,040,844    13,534,303   $114,115,612
Redeemed.........................................................   (9,366,008)     (75,653,351)  (14,718,440)  (120,391,644)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................   (4,924,551)     (37,612,507)   (1,184,137)    (6,276,032)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES*
Sold.............................................................       52,909          427,565       --             --
Redeemed.........................................................       (2,355)         (18,532)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................       50,554          409,033       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES*
Sold.............................................................       30,623          213,767       --             --
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................   (4,839,489)  $  (36,956,356)   (1,814,137)  $ (6,276,032)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 *   For the period July 28, 1997 (issue date) through November 30, 1997.

6. FEDERAL INCOME TAX STATUS

At May 31, 1997, the Fund had a net capital loss carryover of approximately $871,000 which will be available through May 31, 2005 to offset future capital gains to the extent provided by regulations.

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $16,741,000 and $357,000, respectively, during fiscal 1997.

As of May 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses.

DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 1997, there were no outstanding forward contracts.

DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                     FOR THE PERIOD
                                            FOR THE SIX                                APRIL 26,
                                           MONTHS ENDED          FOR THE YEAR            1996*
                                           NOVEMBER 30,             ENDED               THROUGH
                                             1997***++           MAY 31, 1997         MAY 31, 1996
---------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period....      $     8.79            $    9.61            $   10.00
                                                  ------               ------               ------

Net investment loss.....................           (0.07)               (0.16)            --

Net realized and unrealized loss........           (1.65)               (0.66)               (0.39)
                                                  ------               ------               ------

Total from investment operations........           (1.72)               (0.82)               (0.39)
                                                  ------               ------               ------

Net asset value, end of period..........      $     7.07            $    8.79            $    9.61
                                                  ------               ------               ------
                                                  ------               ------               ------

TOTAL INVESTMENT RETURN+................          (19.57)%(1)           (8.53)%              (3.90)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................            2.43%(2)            2.43%                 2.84%(2)

Net investment loss.....................           (1.71)%(2)           (1.77)%              (0.52)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................     $158,042              $239,719             $273,544

Portfolio turnover rate.................               1%(1)               25%            --

Average commission rate paid............      $0.0099              $0.0227              $0.0424

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          NOVEMBER 30,
                                                                             1997++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  9.16
                                                                             ------
Net investment loss...................................................        (0.03)
Net realized and unrealized loss......................................        (2.04)
                                                                             ------
Total from investment operations......................................        (2.07)
                                                                             ------
Net asset value, end of period........................................      $  7.09
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................       (22.60)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.76%(2)
Net investment loss...................................................        (1.06)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $ 28
Portfolio turnover rate...............................................            1%(1)
Average commission rate paid..........................................     $ 0.0099

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  9.16
                                                                             ------
Net investment loss...................................................        (0.05)
Net realized and unrealized loss......................................        (2.03)
                                                                             ------
Total from investment operations......................................        (2.08)
                                                                             ------
Net asset value, end of period........................................      $  7.08
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................       (22.71)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.56%(2)
Net investment loss...................................................        (1.82)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................        $ 358
Portfolio turnover rate...............................................            1%(1)
Average commission rate paid..........................................     $ 0.0099

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          NOVEMBER 30,
                                                                             1997++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $  9.16
                                                                             ------

Net investment loss...................................................        (0.03)

Net realized and unrealized loss......................................        (2.04)
                                                                             ------

Total from investment operations......................................        (2.07)
                                                                             ------

Net asset value, end of period........................................      $  7.09
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................       (22.60)%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses..............................................................         1.74%(2)

Net investment loss...................................................        (1.21)%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands...............................         $217

Portfolio turnover rate...............................................            1%(1)

Average commission rate paid..........................................      $0.0099

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISER

Morgan Grenfell Investment Services Limited


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER JAPAN FUND


[GRAPHIC]


SEMIANNUAL REPORT
NOVEMBER 30, 1997